Lease Liabilities	12 Months Ended
Dec. 31, 2021
Lease liabilities [abstract]
Lease Liabilities
7. Lease liabilities
Total lease liabilities included in the Consolidated Balance Sheets are as follows:

	Year ended December 31
	2021	2020
Balance, beginning of year	$10.4	$113.8
Additions (terminations)	2.1	(98.6)
Unwinding of discount on lease liabilities	0.6	1.5
Lease payments	(4.4)	(6.3)

Balance, end of year	$8.7	$10.4

Current portion	$4.1	$4.8
Long-term portion	$4.6	$5.6
The following table sets out a maturity analysis of lease payments, disclosing the undiscounted balance after December 31, 2021:

	2022	2023	2024	2025	2026	Thereafter	Total
Transportation	$2.6	$1.8	$—	$—	$—	$—	$4.4
Vehicle	1.4	1.0	0.3	—	—	—	2.7
Surface	0.1	0.1	0.1	0.1	0.1	5.1	5.6

Total	$4.1	$2.9	$0.4	$0.1	$0.1	$5.1	$12.7